Impairments - Loss Allowance (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and off balance
Provision ratio	0.08%	0.05%
12-month expected credit losses
Loans and off balance
Provision ratio	0.06%	0.03%
Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Provision ratio	0.08%	0.02%
Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Provision ratio	3.10%	4.82%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 294,431	kr 277,061	kr 264,686
Of which guaranteed	63.20%	62.20%
Gross carrying amount | Loans
Loans and off balance
Loans and off balance	kr 231,927	kr 217,718
Gross carrying amount | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	50,814	43,644
Gross carrying amount | Loans to credit institutions
Loans and off balance
Loans and off balance	9,343	10,119
Gross carrying amount | Loans to the public
Loans and off balance
Loans and off balance	171,770	163,955
Gross carrying amount | Guarantees
Loans and off balance
Loans and off balance	3,969	4,393
Gross carrying amount | Committed undisbursed loans
Loans and off balance
Loans and off balance	58,535	54,950
Gross carrying amount | 12-month expected credit losses
Loans and off balance
Loans and off balance	kr 226,464	kr 214,115	202,583
Of which guaranteed	59.50%	56.40%
Gross carrying amount | 12-month expected credit losses | Loans
Loans and off balance
Loans and off balance	kr 198,108	kr 182,800
Gross carrying amount | 12-month expected credit losses | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	47,095	40,909
Gross carrying amount | 12-month expected credit losses | Loans to credit institutions
Loans and off balance
Loans and off balance	8,834	9,578
Gross carrying amount | 12-month expected credit losses | Loans to the public
Loans and off balance
Loans and off balance	142,179	132,313
Gross carrying amount | 12-month expected credit losses | Guarantees
Loans and off balance
Loans and off balance	2,463	3,232
Gross carrying amount | 12-month expected credit losses | Committed undisbursed loans
Loans and off balance
Loans and off balance	25,893	28,083
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	kr 66,485	kr 61,619	60,678
Of which guaranteed	84.60%	92.10%
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Loans and off balance
Loans and off balance	kr 32,337	kr 33,602
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	3,719	2,735
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to credit institutions
Loans and off balance
Loans and off balance	509	541
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	28,109	30,326
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Guarantees
Loans and off balance
Loans and off balance	1,506	1,161
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	32,642	26,856
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	kr 1,482	kr 1,327	1,425
Of which guaranteed	97.60%	95.40%
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Loans and off balance
Loans and off balance	kr 1,482	kr 1,316
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	1,482	1,316
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance		11
Accumulated impairment
Loans and off balance
Loans and off balance	(249)	(128)	(139)
Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(240)	(124)
Accumulated impairment | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(33)	(16)
Accumulated impairment | Loans to credit institutions
Loans and off balance
Loans and off balance	(6)	(1)
Accumulated impairment | Loans to the public
Loans and off balance
Loans and off balance	(201)	(107)
Accumulated impairment | Guarantees
Loans and off balance
Loans and off balance		0
Accumulated impairment | Committed undisbursed loans
Loans and off balance
Loans and off balance	(9)	(4)
Accumulated impairment | 12-month expected credit losses
Loans and off balance
Loans and off balance	(147)	(54)	(34)
Accumulated impairment | 12-month expected credit losses | Loans
Loans and off balance
Loans and off balance	(139)	(51)
Accumulated impairment | 12-month expected credit losses | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(20)	(14)
Accumulated impairment | 12-month expected credit losses | Loans to credit institutions
Loans and off balance
Loans and off balance	(6)	(1)
Accumulated impairment | 12-month expected credit losses | Loans to the public
Loans and off balance
Loans and off balance	(113)	(36)
Accumulated impairment | 12-month expected credit losses | Guarantees
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | 12-month expected credit losses | Committed undisbursed loans
Loans and off balance
Loans and off balance	(8)	(3)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	(56)	(10)	(21)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Loans and off balance
Loans and off balance	(55)	(9)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(13)	(2)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to credit institutions
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	(42)	(7)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Guarantees
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	(1)	(1)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	(46)	(64)	kr (84)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Loans and off balance
Loans and off balance	(46)	(64)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	kr (46)	(64)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Guarantees
Loans and off balance
Loans and off balance		kr 0